Investment in Securities (Information about Available-for-Sale Securities and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	¥ 254,867	¥ 134,276
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(5,471)	(11,684)
Available-for-sale Securities, 12 months or more Fair value	20,408	26,798
Available-for-sale Securities, 12 months or more Gross unrealized losses	(773)	(4,970)
Available-for-sale Securities, Total Fair value	275,275	161,074
Available-for-sale Securities, Total Gross unrealized losses	(6,244)	(16,654)
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	33,991
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(826)
Available-for-sale Securities, 12 months or more Fair value	0
Available-for-sale Securities, 12 months or more Gross unrealized losses	0
Available-for-sale Securities, Total Fair value	33,991
Available-for-sale Securities, Total Gross unrealized losses	(826)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	36,873	14,821
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(696)	(30)
Available-for-sale Securities, 12 months or more Fair value	6,202	554
Available-for-sale Securities, 12 months or more Gross unrealized losses	(305)	(7)
Available-for-sale Securities, Total Fair value	43,075	15,375
Available-for-sale Securities, Total Gross unrealized losses	(1,001)	(37)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	152,812	32,969
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(2,983)	(13)
Available-for-sale Securities, 12 months or more Fair value	0	1,802
Available-for-sale Securities, 12 months or more Gross unrealized losses	0	0
Available-for-sale Securities, Total Fair value	152,812	34,771
Available-for-sale Securities, Total Gross unrealized losses	(2,983)	(13)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	20,238	55,226
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(485)	(2,234)
Available-for-sale Securities, 12 months or more Fair value	9,428	5,002
Available-for-sale Securities, 12 months or more Gross unrealized losses	(73)	(178)
Available-for-sale Securities, Total Fair value	29,666	60,228
Available-for-sale Securities, Total Gross unrealized losses	(558)	(2,412)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	3,308	14,220
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(1)	(1,857)
Available-for-sale Securities, 12 months or more Fair value	3,991	18,846
Available-for-sale Securities, 12 months or more Gross unrealized losses	(377)	(4,736)
Available-for-sale Securities, Total Fair value	7,299	33,066
Available-for-sale Securities, Total Gross unrealized losses	(378)	(6,593)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	7,645	17,040
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(480)	(7,550)
Available-for-sale Securities, 12 months or more Fair value	787	594
Available-for-sale Securities, 12 months or more Gross unrealized losses	(18)	(49)
Available-for-sale Securities, Total Fair value	8,432	17,634
Available-for-sale Securities, Total Gross unrealized losses	¥ (498)	¥ (7,599)